SCHEDULE OF FINANCE LEASE LIABILITIES (Details) - Increase decrease due to application of IFRS 16 [member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)
IfrsStatementLineItems [Line Items]
Finance lease liabilities, beginning balance	$ 123	¥ 17,686	¥ 12,587
Addition	39	5,614	8,991
Interest expense accrued	1	171	119
Payments of lease liabilities	(34)	(4,958)	(4,011)
Finance lease liabilities, ending balance	$ 129	¥ 18,513	¥ 17,686